Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment
	Year ended
	December 31, 2021	December 31, 2020
Segment Net Sales:
Cannabinoid	$3,242	$2,511
Non-Cannabinoid	12,132	9,606
Total Net Sales	15,374	12,117

Segment Profit (Loss):
Cannabinoid	(16,915)	(18,798)
Non-Cannabinoid	2,631	1,863
Total Loss	$(14,284)	$(16,935)

Reconciliation:
Total Segment Loss	(14,284)	(16,935)
Unallocated corporate expenses	(11,196)	(6,405)
Non-cash share based compensation	(11,451)	(1,652)
Depreciation and amortization	(1,768)	(1,854)
Goodwill impairment	(18,508)	(1,682)
Loss from operations	$(57,207)	$(28,528)

(Gain) loss on debt extinguishment, net	(3,262)	2,360
Gain on remeasurement of warrant liability	(16,856)	(10,780)
Loss on fair value of derivative instrument	—	657
Loss on investments	—	464
Foreign exchange loss	1,276	491
Interest expense	6,818	4,455
Other income, net	(502)	(284)
Loss from operations before income taxes and equity investment loss	$(44,681)	$(25,891)
	December31, 2021	December31, 2020
Long-lived assets
Cannabinoid	$30,709	$25,485
Non-Cannabinoid	216	176
Other(a)	7	19
	$30,932	$25,680

Schedule of revenue by major customers by reporting segments
	Percentage of Revenues December 31,		Percentage of Accounts Receivable December 31,
	2021	2020	2021	2020
Customer A(a)	*	*	*	40%
Customer B(a)	*	*	*	23%
Customer C(b)	17%	21%	25%	11%
Customer D(a)	*	*	18%	*

*        denotes less than 10%

(a)      net sales attributed are reflected in the cannabinoid segments

(b)      net sales attributed are reflected in the non-cannabinoid segments

Disaggregation of revenue by channel
	Year ended
	December 31, 2021	December 31, 2020
Mass retail	$8,070	$6,879
Distributors	5,835	4,036
Specialty, health and other retail	945	689
E-commerce	524	513
	$15,374	$12,117